Summary of Significant Accounting Policies (Details Narrative) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 16, 2020	Jan. 14, 2020	Jun. 30, 2019	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Net increase (decrease) to fair value of derivative liabilities				$ 4,696	$ (1,209)	$ 606,150
Research and development costs
Mr. Warren Sheppard [Member] | Consolidated Note [Member]
Debt interest rate	12.50%	12.50%
Debt maturity date	Jan. 15, 2022	Jan. 15, 2022
Promissory Note Consolidation Agreement [Member] | Mr. Warren Sheppard [Member]
Outstanding debt obligations		$ 1,358,692
Derivative liabilities	$ 782,022	$ 722,732